Organization and Summary of Significant Accounting Policies (Details 19) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Intrinsic value of stock options exercised and the fair value of stock options vested
Intrinsic value of options exercised	$ 1,375	$ 2,134	$ 1,110
Fair value of stock options vested	$ 382	$ 444	$ 266